Risk Management - Summary of Company's Loans Considered Impaired (Detail) - Financial assets impaired loan [member] - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets that are either past due or impaired [Line Items]
Net carrying value	$ 66	$ 138
Private placements [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Net carrying value	7	18
Mortgages and loans to Bank clients [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Net carrying value	59	120
Gross Carrying Value [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Net carrying value	86	233
Gross Carrying Value [Member] | Private placements [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Net carrying value	11	61
Gross Carrying Value [Member] | Mortgages and loans to Bank clients [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Net carrying value	75	172
Allowances for losses [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Net carrying value	20	95
Allowances for losses [Member] | Private placements [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Net carrying value	4	43
Allowances for losses [Member] | Mortgages and loans to Bank clients [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Net carrying value	$ 16	$ 52